Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document Information [Line Items]
Entity Registrant Name	TELEFONICA BRASIL S.A.
Entity Central Index Key	0001066119
Document Type	20-F/A
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Common shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	569,354,053
Preferred shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,119,339,723